UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22497

Huntington Strategy Shares

(Exact name of registrant as specified in charter)

2960 North Meridian St, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip Code)

R. Jeffrey Young, Chief Executive Officer

2960 North Meridian St, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30, 2013

Date of reporting period: July 31, 2012

Item 1.	Schedules of Investments.

Huntington US Equity Rotation Strategy ETF

Schedule of Investments

July 31, 2012

	Share Amount	Market Value
Common Stocks (96.5%)
Aerospace & Defense (1.4%)
Boeing Co.	144	$10,643
General Dynamics Corp.	72	4,568
Honeywell International, Inc.	168	9,752
Lockheed Martin Corp.	66	5,892
Northrop Grumman Corp.	60	3,972
Raytheon Co.	84	4,660
Textron, Inc.	90	2,345
United Technologies Corp.	168	12,506

		54,338

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	60	3,171
FedEx Corp.	66	5,960
United Parcel Service, Inc., Class B	192	14,517

		23,648

Airlines (0.1%)
Allegiant Travel Co.	24	1,705
Southwest Airlines Co.	252	2,316

		4,021

Auto Components (0.2%)
Johnson Controls, Inc.	162	3,994
The Goodyear Tire & Rubber Co. †	192	2,198

		6,192

Automobiles (0.3%)
Ford Motor Co.	870	8,039
Harley-Davidson, Inc.	78	3,372

		11,411

Beverages (1.6%)
Coca-Cola Co.	438	35,390
Monster Beverage Corp. †	42	2,792

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Beverages (1.6%) (continued)
PepsiCo, Inc.	312	$22,692

		60,874

Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc.	108	11,324
Amgen, Inc.	468	38,656
Biogen Idec, Inc. †	138	20,125
Celgene Corp. †	90	6,161
Gilead Sciences, Inc. †	516	28,034
Regeneron Pharmaceuticals, Inc. †	24	3,232
The Medicines Co. †	246	6,160

		113,692

Building Products (0.0%)
Masco Corp.	144	1,732

Capital Markets (1.5%)
Ameriprise Financial, Inc.	78	4,034
Bank of New York Mellon Corp.	276	5,873
BlackRock, Inc.	36	6,129
Franklin Resources, Inc.	42	4,828
Invesco, Ltd.	138	3,054
Morgan Stanley	354	4,836
Northern Trust Corp.	90	4,086
State Street Corp.	138	5,572
T. Rowe Price Group, Inc.	84	5,103
The Charles Schwab Corp.	294	3,713
The Goldman Sachs Group, Inc.	114	11,504

		58,732

Chemicals (1.6%)
Albemarle Corp.	48	2,795
CF Industries Holdings, Inc.	24	4,698
Cytec Industries, Inc.	30	1,847
E.I. du Pont de Nemours & Co.	198	9,840
Ecolab, Inc.	84	5,498
Hawkins, Inc.	66	2,511

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Chemicals (1.6%) (continued)
Koppers Holdings, Inc.	78	$2,569
Monsanto Co.	102	8,732
PPG Industries, Inc.	30	3,284
Praxair, Inc.	60	6,226
The Dow Chemical Co.	246	7,080
The Mosaic Co.	72	4,184

		59,264

Commercial Banks (1.9%)
BB&T Corp.	174	5,458
Fifth Third Bancorp	294	4,063
KeyCorp	408	3,256
PNC Financial Services Group	114	6,737
Regions Financial Corp.	354	2,464
SunTrust Banks, Inc.	144	3,406
U.S. Bancorp	360	12,060
Wells Fargo & Co.	984	33,269

		70,713

Commercial Services & Supplies (1.0%)
Arbitron, Inc.	168	5,892
Cardtronics, Inc. †	402	12,466
Exlservice Holdings, Inc. †	312	7,691
Rollins, Inc.	120	2,830
Waste Management, Inc.	156	5,366
Wright Express Corp. †	138	8,884

		43,129

Communications Equipment (2.0%)
Arris Group, Inc. †	2,358	29,923
Cisco Systems, Inc.	1,026	16,365
F5 Networks, Inc. †	24	2,241
Juniper Networks, Inc. †	138	2,419
PC-Tel, Inc.	1,344	8,279

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Communications Equipment (2.0%) (continued)
Qualcomm, Inc.	306	$18,262

		77,489

Computers & Peripherals (6.7%)
Apple Computer, Inc.	318	194,221
Dell, Inc. †	384	4,562
EMC Corp. †	390	10,222
Hewlett-Packard Co.	396	7,223
LivePerson, Inc. †	306	5,722
NCR Corp. †	552	12,873
NetApp, Inc. †	96	3,136
SanDisk Corp. †	90	3,702
Seagate Technology PLC	306	9,186
Western Digital Corp. †	78	3,102

		253,949

Construction & Engineering (0.1%)
Fluor Corp.	78	3,867
ITT Corp.	90	1,687

		5,554

Consumer Finance (0.7%)
American Express Co.	240	13,851
Capital One Financial Corp.	138	7,796
Discover Financial Services	138	4,962

		26,609

Containers & Packaging (0.1%)
Owens-Illinois, Inc. †	66	1,218
Rock-Tenn Co., Class A	30	1,747
Sealed Air Corp.	102	1,652

		4,617

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Diversified Consumer Services (0.1%)
H & R Block, Inc.	210	$3,387

Diversified Financial Services (1.7%)
Bank of America Corp.	2,166	15,898
CBOE Holdings, Inc.	144	4,104
Citigroup, Inc.	570	15,464
J.P. Morgan Chase & Co.	732	26,352
Moody’s Corp.	90	3,648

		65,466

Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,230	46,641
Verizon Communications, Inc.	648	29,251

		75,892

Electric Utilities (1.5%)
Edison International	186	8,589
El Paso Electric Co.	462	15,639
Exelon Corp.	288	11,267
NextEra Energy, Inc.	114	8,083
Southern Co.	318	15,312

		58,890

Electrical Equipment (0.6%)
Ametek, Inc.	78	2,418
Cooper Industries PLC, Class A	54	3,882
Emerson Electric Co.	168	8,025
General Cable Corp. †	60	1,568
Rockwell Automation, Inc.	42	2,829
Roper Industries, Inc.	36	3,580

		22,302

Electronic Equipment, Instruments & Components (1.3%)
Analogic Corp.	198	12,676
Corning, Inc.	360	4,108
Cymer, Inc. †	312	17,849

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Electronic Equipment, Instruments & Components (1.3%) (continued)
Ingram Micro, Inc., Class A †	468	$7,015
OSI Systems, Inc. †	96	6,196
Trimble Navigation, Ltd. †	54	2,390

		50,234

Energy Equipment & Services (1.0%)
Baker Hughes, Inc.	108	5,003
Halliburton Co.	192	6,361
Helmerich & Payne, Inc.	48	2,232
Nabors Industries, Ltd. †	108	1,495
National Oilwell Varco, Inc.	90	6,507
Schlumberger, Ltd.	258	18,384

		39,982

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	96	9,233
CVS Caremark Corp.	270	12,218
J & J Snack Foods Corp.	126	7,282
Walgreen Co.	168	6,108
Wal-Mart Stores, Inc.	324	24,114
Whole Foods Market, Inc.	42	3,855

		62,810

Food Products (1.1%)
Archer-Daniels-Midland Co.	180	4,696
Green Mountain Coffee Roasters, Inc. †	54	986
Hillshire Brands Co. †	204	5,224
Hormel Foods Corp.	426	11,890
Kraft Foods, Inc., Class A	384	15,249
Lancaster Colony Corp.	60	4,157

		42,202

Gas Utilities (0.3%)
New Jersey Resources Corp.	210	9,639

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Health Care (0.4%)
Air Methods Corp.	54	$5,888
Haemonetics Corp. †	126	9,060

		14,948

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	144	8,425
Covidien PLC	138	7,711
CryoLife, Inc. †	798	4,437
Edwards Lifesciences Corp. †	36	3,643
Hologic, Inc. †	180	3,334
IDEXX Laboratories, Inc. †	48	4,232
Intuitive Surgical, Inc. †	24	11,557
Medtronic, Inc.	240	9,461
Neogen Corp. †	132	5,078
St. Jude Medical, Inc.	90	3,362
Stryker Corp.	90	4,683

		65,923

Health Care Providers & Services (3.2%)
Aetna, Inc.	102	3,678
AmerisourceBergen Corp.	750	29,775
AmSurg Corp.	318	9,394
DaVita, Inc. †	30	2,953
Henry Schein, Inc. †	204	15,261
Humana, Inc.	48	2,957
McKesson Corp.	198	17,965
UnitedHealth Group, Inc.	738	37,703
WellPoint, Inc.	78	4,157

		123,843

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.	156	1,435
Cerner Corp. †	120	8,871

		10,306

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Hotels, Restaurants & Leisure (1.2%)
Chipotle Mexican Grill, Inc. †	6	$1,754
Marriott International, Inc., Class A	84	3,059
McDonald’s Corp.	174	15,549
Monarch Casino & Resort, Inc. †	840	6,275
Starbucks Corp.	144	6,520
Starwood Hotels & Resorts Worldwide, Inc.	60	3,249
Wyndham Worldwide Corp.	48	2,498
Yum! Brands, Inc.	84	5,447

		44,351

Household Durables (0.2%)
Lennar Corp., Class A	60	1,753
Tempur-Pedic International, Inc. †	66	1,880
Whirlpool Corp.	36	2,432

		6,065

Household Products (1.4%)
Clorox Co.	90	6,544
Colgate-Palmolive Co.	96	10,307
Kimberly-Clark Corp.	90	7,822
Procter & Gamble Co.	438	28,268

		52,941

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	144	2,854

Industrial Conglomerates (1.9%)
3M Co.	138	12,590
Danaher Corp.	144	7,605
General Electric Co.	2,052	42,579
Tyco International, Ltd.	120	6,593

		69,367

Insurance (2.5%)
ACE, Ltd.	96	7,056
AFLAC, Inc.	120	5,254

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Insurance (2.5%) (continued)
Allstate Corp.	132	$4,528
American International Group, Inc.	168	5,253
Berkshire Hathaway, Inc., Class B †	348	29,523
eHealth, Inc. †	234	4,299
Hartford Financial Services Group, Inc.	162	2,665
Lincoln National Corp.	102	2,045
Marsh & McLennan Cos., Inc.	186	6,177
Prudential Financial, Inc.	138	6,663
Safety Insurance Group, Inc.	222	9,408
The Chubb Corp.	84	6,106
The Travelers Cos., Inc.	102	6,390

		95,367

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.	66	15,398
Expedia, Inc.	36	2,052
IAC/InterActiveCorp	306	16,099
Netflix, Inc. †	12	682
Priceline.com, Inc. †	12	7,941

		42,172

Internet Software & Services (2.8%)
Akamai Technologies, Inc.	66	2,322
DealerTrack Holdings, Inc. †	216	6,301
eBay, Inc. †	1,008	44,654
Equinix, Inc. †	18	3,207
Google, Inc., Class A †	42	26,585
Rackspace Hosting, Inc. †	36	1,580
VeriSign, Inc. †	324	14,392
XO Group, Inc. †	276	2,376
Yahoo!, Inc. †	318	5,037

		106,454

IT Services (6.6%)
Accenture PLC, Class A	132	7,960
Alliance Data Systems Corp.	90	11,700
Automatic Data Processing, Inc.	126	7,125

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
IT Services (6.6%) (continued)
Cognizant Technology Solutions Corp. †	78	$4,428
Fiserv, Inc. †	450	31,559
Gartner Group, Inc. †	732	32,493
Heartland Payment Systems, Inc.	204	6,467
International Business Machines Corp.	198	38,804
MasterCard, Inc., Class A	66	28,814
Paychex, Inc.	180	5,884
Teradata Corp. †	276	18,663
Total System Services, Inc.	672	15,893
Visa, Inc., Class A	306	39,495

		249,285

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	102	3,906
Covance, Inc. †	72	3,380
Thermo Fisher Scientific, Inc.	96	5,344

		12,630

Machinery (1.6%)
Caterpillar, Inc.	138	11,620
Cummins, Inc.	60	5,754
Deere & Co.	108	8,297
Eaton Corp.	114	4,998
Illinois Tool Works, Inc.	120	6,521
Ingersoll-Rand PLC	90	3,817
Joy Global, Inc.	48	2,493
Lincoln Electric Holdings, Inc.	48	1,914
Oshkosh Truck Corp. †	30	676
PACCAR, Inc.	114	4,561
Parker Hannifin Corp.	60	4,819
Stanley Black & Decker, Inc.	54	3,612

		59,082

Media (2.2%)
CBS Corp., Class B	156	5,220
Comcast Corp., Class A	504	16,405
DIRECTV, Class A †	156	7,747

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Media (2.2%) (continued)
Discovery Communications, Inc., Class A †	72	$3,645
McGraw-Hill Cos., Inc.	96	4,508
News Corp., Class A	456	10,497
The Interpublic Group of Cos., Inc.	162	1,599
Time Warner Cable, Inc.	78	6,625
Time Warner, Inc.	204	7,980
Viacom, Inc., Class B	126	5,885
Walt Disney Co.	342	16,806

		86,917

Metals & Mining (0.7%)
Alcoa, Inc.	300	2,541
Allegheny Technologies, Inc.	48	1,441
Cliffs Natural Resources, Inc.	42	1,717
Freeport-McMoRan Copper & Gold, Inc.	186	6,264
Newmont Mining Corp.	84	3,735
Nucor Corp.	102	3,999
Olympic Steel, Inc.	96	1,502
Reliance Steel & Aluminum Co.	36	1,853
Royal Gold, Inc.	18	1,362
United States Steel Corp.	72	1,487

		25,901

Multiline Retail (0.5%)
Dollar Tree, Inc. †	48	2,416
Family Dollar Stores, Inc.	42	2,775
Macy’s, Inc.	102	3,656
Target Corp.	144	8,734

		17,581

Multi-Utilities (0.1%)
Sempra Energy	78	5,492

Office Electronics (0.1%)
Xerox Corp.	450	3,119

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	108	$7,500
Apache Corp.	84	7,234
Cabot Oil & Gas Corp.	84	3,544
Chesapeake Energy Corp.	162	3,049
Chevron Corp.	348	38,133
ConocoPhillips	240	13,066
CONSOL Energy, Inc.	78	2,260
Denbury Resources, Inc. †	120	1,814
Devon Energy Corp.	90	5,321
EOG Resources, Inc.	60	5,881
Exxon Mobil Corp.	846	73,474
Hess Corp.	78	3,678
HollyFrontier Corp.	72	2,692
Marathon Oil Corp.	156	4,129
Marathon Petroleum Corp.	78	3,689
Murphy Oil Corp.	66	3,542
Noble Energy, Inc.	48	4,197
Occidental Petroleum Corp.	150	13,055
Peabody Energy Corp.	84	1,754
Pioneer Natural Resources Co.	36	3,191
Plains Exploration & Production Co. †	42	1,678
QEP Resources, Inc.	72	2,162
Range Resources Corp.	66	4,132
Southwestern Energy Co. †	102	3,392
Sunoco, Inc.	42	2,024
The Williams Cos., Inc.	144	4,578
Valero Energy Corp.	138	3,795

		222,964

Paper & Forest Products (0.2%)
Clearwater Paper Corp. †	132	4,652
International Paper Co.	90	2,953

		7,605

Personal Products (0.1%)
Avon Products, Inc.	138	2,138

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Personal Products (0.1%) (continued)
The Estee Lauder Cos., Inc., Class A	54	$2,828

		4,966

Pharmaceuticals (13.1%)
Abbott Laboratories	840	55,700
Allergan, Inc.	336	27,576
Bristol-Myers Squibb Co.	900	32,040
Eli Lilly & Co.	444	19,549
Express Scripts Holding Co. †	636	36,850
Hospira, Inc. †	54	1,877
Johnson & Johnson	1,794	124,181
Merck & Co., Inc.	1,584	69,965
Mylan Laboratories, Inc. †	144	3,316
Perrigo Co.	54	6,157
Pfizer, Inc.	4,062	97,650
Salix Pharmaceuticals, Ltd. †	144	6,454
Vertex Pharmaceuticals, Inc. †	54	2,620
Watson Pharmaceuticals, Inc. †	198	15,410

		499,345

Pipelines (0.1%)
Kinder Morgan, Inc.	120	4,297

Real Estate Investment Trusts (REITs) (1.7%)
Apartment Investment and Management Co., Class A	324	8,887
HCP, Inc.	120	5,665
Host Hotels & Resorts, Inc.	228	3,347
Potlatch Corp.	204	7,060
Prologis, Inc.	132	4,268
Public Storage, Inc.	36	5,362
Simon Property Group, Inc.	66	10,593
SL Green Realty Corp.	48	3,780
Urstadt Biddle Properties, Class A	378	7,178
Vornado Realty Trust	72	6,012
Weyerhaeuser Co.	180	4,203

		66,355

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A †	126	$1,963
Jones Lang LaSalle, Inc.	24	1,601

		3,564

Road & Rail (0.7%)
CSX Corp.	264	6,056
Kansas City Southern Industries, Inc.	36	2,621
Norfolk Southern Corp.	96	7,109
Union Pacific Corp.	90	11,035

		26,821

Semiconductors & Semiconductor Equipment (2.1%)
Altera Corp.	120	4,254
Cree, Inc. †	60	1,437
Exar Corp. †	1,212	8,969
FEI Co.	210	10,019
Intel Corp.	942	24,209
Lam Research Corp. †	192	6,607
Micron Technology, Inc. †	318	1,975
Monolithic Power Systems, Inc. †	300	5,814
NVIDIA Corp. †	216	2,925
Standard Microsystems Corp. †	42	1,550
Supertex, Inc. †	366	6,218
Texas Instruments, Inc.	270	7,355

		81,332

Software (5.3%)
Adobe Systems, Inc.	138	4,261
Autodesk, Inc. †	84	2,849
BMC Software, Inc. †	66	2,614
Citrix Systems, Inc. †	264	19,188
Electronic Arts, Inc. †	144	1,587
Fair Isaac Corp.	150	6,494
Intuit, Inc.	498	28,894
Jack Henry & Associates, Inc.	726	25,214
MetLife, Inc.	228	7,016
Microsoft Corp.	1,362	40,138

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Software (5.3%) (continued)
Monotype Imaging Holdings, Inc. †	690	$10,129
NetScout Systems, Inc. †	318	7,428
Oracle Corp.	690	20,838
Red Hat, Inc. †	240	12,878
Rovi Corp. †	102	1,365
Salesforce.com, Inc. †	36	4,477
Tyler Technologies, Inc. †	138	5,385

		200,755

Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A	48	1,622
Advance Auto Parts, Inc.	36	2,525
American Eagle Outfitters, Inc.	96	1,999
Ann, Inc.	132	3,575
Bed Bath & Beyond, Inc. †	60	3,657
Best Buy Co., Inc.	90	1,628
Foot Locker, Inc.	54	1,783
Lowe’s Cos., Inc.	258	6,546
OfficeMax, Inc. †	276	1,239
O’Reilly Automotive, Inc. †	30	2,572
PetSmart, Inc.	30	1,983
Ross Stores, Inc.	54	3,588
Sherwin-Williams Co.	24	3,224
The Cato Corp., Class A	120	3,360
The Gap, Inc.	90	2,654
The Home Depot, Inc.	300	15,655
The Limited, Inc.	66	3,138
TJX Cos., Inc.	144	6,376
Tractor Supply Co.	18	1,636

		68,760

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	60	2,960
Fossil, Inc. †	30	2,151
NIKE, Inc., Class B	72	6,721
Ralph Lauren Corp.	30	4,330

See Notes to Schedule of Investments

Huntington US Equity Rotation Strategy ETF

Schedule of Investments (concluded)

July 31, 2012

	Share Amount	Market Value
Textiles, Apparel & Luxury Goods (0.5%) (continued)
V.F. Corp.	18	$2,687

		18,849

Tobacco (1.3%)
Altria Group, Inc.	438	15,755
Lorillard, Inc.	30	3,859
Philip Morris International, Inc.	324	29,627

		49,241

Trading Companies & Distributors (0.1%)
Fastenal Co.	66	2,846
W.W. Grainger, Inc.	12	2,458

		5,304

Water Utilities (0.4%)
American States Water Co.	336	13,658

Wireless Telecommunication Services (0.3%)
American Tower Corp.	90	6,508
Sprint Nextel Corp. †	642	2,799

		9,307

Total Common Stocks (cost $3,648,547)		$3,684,489

Total Investments (96.5%) (cost $3,648,547)		$3,684,489
Other Assets less Liabilities (3.5%)		131,734

Net Assets (100.0%)		$3,816,223

†	Represents non-income producing security.

See Notes to Schedule of Investments

Huntington EcoLogical Strategy ETF

Schedule of Investments

July 31, 2012

	Share Amount	Market Value
Common Stocks (95.2%)
Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	1,000	$52,850

Auto Components (4.6%)
BorgWarner, Inc. †	3,130	210,024
Johnson Controls, Inc.	3,560	87,754

		297,778

Automobiles (1.9%)
Ford Motor Co.	12,951	119,667

Biotechnology (1.0%)
Biogen Idec, Inc. †	450	65,624

Building Products (0.6%)
Trex Co., Inc. †	1,390	35,417

Capital Markets (1.9%)
T. Rowe Price Group, Inc.	2,050	124,537

Chemicals (1.8%)
Ecolab, Inc.	1,740	113,883

Commercial Services & Supplies (0.8%)
TETRA Tech, Inc. †	1,890	48,592

Communications Equipment (2.0%)
Qualcomm, Inc.	2,100	125,328

Computers & Peripherals (0.7%)
Fusion-io, Inc.	2,210	42,255

Construction & Engineering (3.4%)
MasTec, Inc. †	7,210	115,071
Quanta Services, Inc. †	4,430	101,846

		216,917

See Notes to Schedule of Investments

Huntington EcoLogical Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Distributors (2.9%)
LKQ Corp. †	5,120	$180,890

Electric Utilities (3.0%)
ITC Holdings Corp.	400	29,676
NextEra Energy, Inc.	2,330	165,196

		194,872

Electrical Equipment (3.2%)
Emerson Electric Co.	2,910	139,011
General Cable Corp. †	2,530	66,109

		205,120

Electronic Equipment, Instruments & Components (0.2%)
Maxwell Technologies, Inc.	1,870	12,174

Food & Staples Retailing (7.7%)
Costco Wholesale Corp.	1,680	161,582
Whole Foods Market, Inc.	3,580	328,573

		490,155

Food Products (9.7%)
Darling International, Inc. †	7,750	128,030
McCormick & Co., Inc.	1,660	101,061
SunOpta, Inc.	5,840	31,186
The Hain Celestial Group, Inc. †	6,356	353,965

		614,242

Gas Utilities (2.4%)
Questar Corp.	7,330	149,166

Health Care Equipment & Supplies (2.5%)
Becton, Dickinson & Co.	1,390	105,237
Varian Medical Systems, Inc. †	950	51,851

		157,088

See Notes to Schedule of Investments

Huntington EcoLogical Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Health Care Providers & Services (0.9%)
Quest Diagnostics, Inc.	930	$54,340

Hotels, Restaurants & Leisure (2.3%)
Starbucks Corp.	3,240	146,707

Internet Software & Services (6.4%)
eBay, Inc. †	7,780	344,653
Google, Inc., Class A †	100	63,297

		407,950

IT Services (4.8%)
Accenture PLC, Class A	1,468	88,520
International Business Machines Corp.	340	66,633
Teradata Corp. †	2,180	147,412

		302,565

Machinery (5.3%)
Cummins, Inc.	690	66,171
Illinois Tool Works, Inc.	1,120	60,861
SPX Corp.	1,650	100,188
Tennant Co.	2,550	106,259

		333,479

Media (2.5%)
Walt Disney Co.	3,180	156,265

Multi-Utilities (1.1%)
Sempra Energy	960	67,594

Oil, Gas & Consumable Fuels (3.6%)
Spectra Energy Corp.	7,440	228,334

Pharmaceuticals (3.6%)
Abbott Laboratories	920	61,005

See Notes to Schedule of Investments

Huntington EcoLogical Strategy ETF

Schedule of Investments (continued)

July 31, 2012

	Share Amount	Market Value
Pharmaceuticals (3.6%) (continued)
Johnson & Johnson	2,440	$168,896

		229,901

Real Estate Management & Development (1.4%)
CBRE Group, Inc., Class A †	2,000	31,160
Jones Lang LaSalle, Inc.	830	55,353

		86,513

Semiconductors & Semiconductor Equipment (5.2%)
Arm Holdings PLC	2,700	70,146
Cree, Inc. †	2,110	50,535
First Solar, Inc. †	50	777
Texas Instruments, Inc.	4,820	131,296
Veeco Instruments, Inc. †	2,160	77,134

		329,888

Software (1.7%)
Autodesk, Inc. †	1,600	54,272
VMware, Inc., Class A †	610	55,364

		109,636

Specialty Retail (0.9%)
TJX Cos., Inc.	1,333	59,025

Textiles, Apparel & Luxury Goods (3.5%)
Coach, Inc.	800	39,464
NIKE, Inc., Class B	1,283	119,768
V.F. Corp.	420	62,706

		221,938

Trading Companies & Distributors (0.9%)
Fastenal Co.	1,360	58,643

Total Common Stocks (cost $6,049,852)		$6,039,333

Total Investments (95.2%) (cost $6,049,852)		$6,039,333

See Notes to Schedule of Investments

Huntington EcoLogical Strategy ETF

Schedule of Investments (concluded)

July 31, 2012

	Share Amount	Market Value

Other Assets less Liabilities (4.8%)		304,155

Net Assets (100.0%)		$6,343,488

†	Represents non-income producing security.

See Notes to Schedule of Investments

Huntington Strategy Shares

Notes to Schedules of Investments

July 31, 2012

1. Organization

The Huntington Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation Fund”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy Fund”) (individually referred to as a “Fund,” or collectively as the “Funds.”). Each Fund is an actively managed exchange-traded fund. The investment objective of both Funds is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of each of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and

Huntington Strategy Shares

Notes to Schedules of Investments (continued)

July 31, 2012

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal, and Foreign Bonds and U.S. Government and Agency Securities) are valued using various inputs including

Huntington Strategy Shares

Notes to Schedules of Investments (continued)

July 31, 2012

benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

In addition to the inputs discussed above for fixed income securities, asset backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

Shares of mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2012, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

Fund	Level 1 - Quoted Prices	Total
US Equity Rotation Fund
Common Stocks[1]	$3,684,489	$3,684,489

Total Investments	$3,684,489	$3,684,489

EcoLogical Strategy Fund
Common Stocks[1]	$6,039,333	$6,039,333

Total Investments	$6,039,333	$6,039,333

[1]	Please see Schedule of Investments for industry classification.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2, or 3 as of July 31, 2012. As of July 31, 2012, no securities were categorized as Level 3.

B. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Huntington Strategy Shares

Notes to Schedules of Investments (continued)

July 31, 2012

C. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

3. Federal Income Taxes

As of July 31, 2012, the tax cost, gross unrealized appreciation, and gross unrealized depreciation of securities, for federal income tax purposes, were as follows:

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation / (Depreciation)
US Equity Rotation Fund	$3,648,547	$55,884	$(19,942)	$35,942
Ecological Strategy Fund	6,049,852	129,817	(140,336)	(10,519)

4. Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Fund’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Fund may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Fund’s ecological investment criteria may result in the EcoLogical Fund investing in industry sectors that are not performing as well as others.

5. Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2012.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Huntington Strategy Shares

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date: September 26, 2012

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer

Date: September 26, 2012